Loans and borrowings (Details 4) - INR (₨) ₨ in Millions		Mar. 31, 2019		Mar. 31, 2018
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		₨ 25,738	[1]	₨ 24,576	[2]
Obligations under finance leases		609	[1]	693	[2]
Borrowings		26,347	[1]	25,269	[2]
2019
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	[2]			0
Obligations under finance leases	[2]			63
Borrowings	[2]			63
2020
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		4,199	[1]	4,064	[2]
Obligations under finance leases		57	[1]	59	[2]
Borrowings		4,256	[1]	4,123	[2]
2021
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		6,621	[1]	6,346	[2]
Obligations under finance leases		65	[1]	61	[2]
Borrowings		6,686	[1]	6,407	[2]
2022
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		1,087	[1]	1,131	[2]
Obligations under finance leases		66	[1]	66	[2]
Borrowings		1,153	[1]	1,197	[2]
2023
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		13,831	[1]	13,035	[2]
Obligations under finance leases		70	[1]	71	[2]
Borrowings		13,901	[1]	13,106	[2]
2024
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans	[1]	0
Obligations under finance leases	[1]	63
Borrowings	[1]	63
Thereafter
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Foreign currency loans		0	[1]	0	[2]
Obligations under finance leases		288	[1]	373	[2]
Borrowings		₨ 288	[1]	₨ 373	[2]

[1]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.91.
[2]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.117.